Price Risk Management Assets And Liabilities (Narrative) (Details) - Regency [Member] $ in Millions	Dec. 31, 2014 USD ($)
Loss Contingency, Range of Possible Loss, Maximum	$ 82
Netting [Member]
Derivative Asset, Fair Value, Gross Liability	$ 1